Recently Issued Accounting Standards (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Changes and Error Corrections [Abstract]
Schedule of New Accounting Pronouncement, Issued but Not Yet Adopted
Accounting pronouncements issued but not yet adopted

Standard	Description	Date of Adoption	Timing and Effect of Adoption
ASU 2024-03: Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)
This ASU requires that a company, in the notes to its financial statements at each interim and annual reporting period:
(1) discloses the amounts included in each relevant expense caption of (a) purchases of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and (e) depreciation, depletion, and amortization for oil and gas producing activities;
(2) includes certain amounts that are required to be disclosed under current GAAP in the same disclosure as the disaggregation requirements in this ASU;
(3) discloses a qualitative description of the amounts remaining in relevant expense captions that are not disaggregated; and
(4) discloses the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses.
An entity is not precluded from providing additional voluntary disclosures that may provide investors with additional decision-useful information.
		January 1, 2027	An impact to our related disclosures is expected.